Commitments and Contingencies (Details Narrative) - USD ($)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 8,005	$ 16,689